Derivative Instruments - Summary of Credit Exposure Arising from Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Current replacement cost	$ 32,730	$ 23,895
Current replacement cost	8,791	6,236
Credit equivalent amount	25,750	32,724
Risk-weighted amount	14,156	14,885
Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	4,259	2,692
Credit equivalent amount	7,228	7,488
Risk-weighted amount	2,754	2,588
Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	4,259	2,688
Credit equivalent amount	6,919	7,296
Risk-weighted amount	2,745	2,583
Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost		4
Credit equivalent amount	309	192
Risk-weighted amount	9	5
Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,218	1,766
Credit equivalent amount	7,524	11,153
Risk-weighted amount	2,208	2,567
Credit derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	26	3
Credit equivalent amount	157	27
Risk-weighted amount	27	9
Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	909	952
Credit equivalent amount	7,029	8,425
Risk-weighted amount	778	1,121
Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	330	270
Credit equivalent amount	3,100	4,832
Risk-weighted amount	658	1,018
Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	579	682
Credit equivalent amount	3,929	3,593
Risk-weighted amount	120	103
Precious metal derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	58	55
Credit equivalent amount	156	503
Risk-weighted amount	56	122
Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	58	51
Credit equivalent amount	136	332
Risk-weighted amount	55	115
Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost		4
Credit equivalent amount	20	171
Risk-weighted amount	1	7
Other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,321	768
Credit equivalent amount	3,656	5,128
Risk-weighted amount	918	1,243
Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,318	759
Credit equivalent amount	2,365	3,928
Risk-weighted amount	866	1,195
Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	3	9
Credit equivalent amount	1,291	1,200
Risk-weighted amount	52	48
Non trade exposure related to central counterparties [member]
Disclosure of financial assets [line items]
Risk-weighted amount	213	245
Common equity tier One CVA charge [member]
Disclosure of financial assets [line items]
Risk-weighted amount	7,202	6,990
Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	16	13
Credit equivalent amount	135	69
Risk-weighted amount	12	9
Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	4,211	2,658
Credit equivalent amount	6,744	7,140
Risk-weighted amount	2,705	2,507
Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	839	739
Credit equivalent amount	2,324	3,546
Risk-weighted amount	700	687
Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	23	11
Credit equivalent amount	35	56
Risk-weighted amount	26	38
Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	117	71
Credit equivalent amount	182	365
Risk-weighted amount	65	119
Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,215	943
Credit equivalent amount	4,974	7,136
Risk-weighted amount	1,423	1,737
Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	9	6
Credit equivalent amount	5	31
Risk-weighted amount	2	29
Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	47	13
Credit equivalent amount	44	106
Risk-weighted amount	20	24
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	16	3
Credit equivalent amount	144	25
Risk-weighted amount	21	7
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	10
Credit equivalent amount	13	2
Risk-weighted amount	6	2
Held For Trading For Trading Purpose [member]
Disclosure of financial assets [line items]
Current replacement cost	7,597	5,992
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	4,000	2,524
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	4,000	2,520
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost		4
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,372	1,758
Held For Trading For Trading Purpose [member] | Credit derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	17	2
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	854	947
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	275	265
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	579	682
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	58	55
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	58	51
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost		4
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,296	706
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,293	697
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	3	9
Held For Trading For Trading Purpose [member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	3,974	2,503
Held For Trading For Trading Purpose [member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	358	735
Held For Trading For Trading Purpose [member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	17	11
Held For Trading For Trading Purpose [member] | Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	116	71
Held For Trading For Trading Purpose [member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	851	939
Held For Trading For Trading Purpose [member] | Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	9	6
Held For Trading For Trading Purpose [member] | Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	47	13
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	7	2
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	10
Held for Asset Liability Management [member]
Disclosure of financial assets [line items]
Current replacement cost	1,194	244
Held for Asset Liability Management [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	259	168
Held for Asset Liability Management [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	259	168
Held for Asset Liability Management [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	846	8
Held for Asset Liability Management [member] | Credit derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	9	1
Held for Asset Liability Management [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	55	5
Held for Asset Liability Management [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	55	5
Held for Asset Liability Management [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	25	62
Held for Asset Liability Management [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	25	62
Held for Asset Liability Management [member] | Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	16	13
Held for Asset Liability Management [member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	237	155
Held for Asset Liability Management [member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	481	4
Held for Asset Liability Management [member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	6
Held for Asset Liability Management [member] | Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1
Held for Asset Liability Management [member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	364	4
Held for Asset Liability Management [member] | Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	$ 9	$ 1